PARTIES-IN-INTEREST	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTIES-IN-INTEREST	PARTIES-IN-INTEREST
    The Plan invests in shares of mutual funds managed by an affiliate of Vanguard. Vanguard acts as trustee for only those investments as defined by the Plan. The Plan also invests in common stock of National Fuel Gas Company. Transactions in such investments qualify as party-in-interest transactions, which are exempt from the prohibited transaction rules. Notes Receivable from Participants also qualify as party-in-interest transactions, which are exempt from the prohibited transaction rules.